Costs and expenses by nature: Additional information (Details) $ in Thousands, $ in Thousands							12 Months Ended
	Nov. 05, 2021 USD ($)	Nov. 05, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Feb. 18, 2021 MXN ($)	May 12, 2020 USD ($)	May 12, 2020 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of geographical areas [line items]
Right of use of assets under concession								$ 1,496,142		$ 1,424,066		$ 948,062
Amount received Under ARPA Act							$ 14,268	252,366	$ 17,515	350,901
Amount received Under CARES Act										0
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession								$ 820,230		$ 733,168		$ 476,536
Percentage of revenue							5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession								$ 495,478		$ 504,953		$ 308,638
Percentage of revenue							19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession								$ 180,434		$ 185,945		$ 162,888
Percentage of revenue							5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Amount of grant offer under CARES Act.					$ 33,417	$ 717,590					$ 16,292	$ 33,477	$ 33,417	$ 717,590
Number of years fund usage, CARES Act.					4 years	4 years
Pertinent expense, net under CARES Act.									$ 9,594		33,417
Amount of grant offer under CRRSA Act.			$ 10,577	$ 210,574
Number of years for fund usage of grant offer under CRRSA Act.			4 years	4 years
Pertinent expense, net under CRRSA Act.										$ 196,376	$ 983	20,122
Number of years for fund usage of gran offer under ARP Act.	4 years	4 years
Amount of grant offer under ARP Act	$ 35,716	$ 731,106
Additional Amount Received To Reimburse Commercial Clients Under Arpa Act									$ 3,933	78,885
Puerto Rico (Aerostar) | Short term benefits
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.												165,489
Puerto Rico (Aerostar) | Amortization Of Insurance And Bonding
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.												31,909
Amount received Under ARPA Act										126,285
Puerto Rico (Aerostar) | Others includes sewage services and waste disposal
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.												95,118
Puerto Rico (Aerostar) | Maintenance and preservation
Disclosure of geographical areas [line items]
Pertinent expense, net under CARES Act.												$ 40,961
Puerto Rico (Aerostar) | Salaries
Disclosure of geographical areas [line items]
Amount received Under ARPA Act										109,241
Puerto Rico (Aerostar) | Taxes and duties
Disclosure of geographical areas [line items]
Amount received Under ARPA Act								$ 220,414		74,934
Puerto Rico (Aerostar) | Cleaning Services
Disclosure of geographical areas [line items]
Amount received Under ARPA Act								$ 31,952		22,937
Puerto Rico (Aerostar) | Other Pertinent Expenses
Disclosure of geographical areas [line items]
Amount received Under ARPA Act										$ 17,504